Severance Indemnities and Pension Plans (Amounts Recognized in OCI) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Losses (gains) due to amortization:
Total changes in Accumulated OCI	¥ (160,612)	¥ (152,076)	¥ 199,370
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(132,593)	(134,902)
Prior service cost arising during the year		654
Losses (gains) due to amortization:
Net actuarial loss	(7,309)	(17,764)
Prior service cost	1,094	6,348
Curtailment and settlement	4,394	1,765
Total changes in Accumulated OCI	(134,414)	(143,899)
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(18,165)	20,461
Prior service cost arising during the year		(8,311)
Losses (gains) due to amortization:
Net actuarial loss	(8,847)	(12,707)
Prior service cost	3,090	2,045
Curtailment and settlement	(52)	208
Foreign currency translation adjustments	(3,502)	(3,910)
Total changes in Accumulated OCI	(27,476)	(2,214)
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during the year	(2,262)	(330)
Prior service cost arising during the year		(8,562)
Losses (gains) due to amortization:
Net actuarial loss	(1,124)	(1,366)
Prior service cost	2,775	1,534
Foreign currency translation adjustments	(36)	(779)
Total changes in Accumulated OCI	¥ (647)	¥ (9,503)